Convertible Redeemable Preferred Shares (Details)	1 Months Ended				12 Months Ended
	Jan. 31, 2022 USD ($) shares	Jan. 31, 2022 CNY (¥) shares	Nov. 30, 2020 USD ($) shares	Nov. 30, 2020 CNY (¥) shares	Jun. 30, 2022 USD ($) shares	Jun. 30, 2021 USD ($) shares	Jun. 30, 2020 USD ($)	Jun. 30, 2019 USD ($) shares	Jun. 30, 2019 CNY (¥) shares	Dec. 31, 2020 shares	Sep. 30, 2020 shares
Convertible Redeemable Preferred Shares (Details) [Line Items]
Percentage of redemption price per Preferred Share					100.00%
Interest rate per annum					8.00%
Initial interest rate per annum					12.00%
Internal rate of return					8.00%
Percentage of investment amount					100.00%
Percent of Company's distributable profits payable					100.00%
Distributable profits					30.00%
Dividend declared or accrued (in Dollars) | $					$ 0	$ 0	$ 0
Temporary Equity, Deemed Dividend Recognized from Shares Redesignation (in Dollars) | $						2,084,786
Temporary Equity, Percent of Change in Fair Value from Modification of Interest Rate					2.00%
Contribution From Preferred Shareholders In Connection With Modification Of Interest Rate In The Event Of Redemption (in Dollars) | $						$ 101,948
Series Seed Convertible Redeemable Preferred Shares [Member]
Convertible Redeemable Preferred Shares (Details) [Line Items]
Convertible redeemable preferred shares, issued					4,675,347	4,675,347		5,699,962	5,699,962
Convertible redeemable preferred shares, outstanding					4,675,347	4,675,347		5,699,962	5,699,962
Series Seed Convertible Redeemable Preferred Shares [Member] | Series A One Investor [Member]
Convertible Redeemable Preferred Shares (Details) [Line Items]
Shares purchased											1,024,615
Series A Convertible Redeemable Preferred Shares [Member]
Convertible Redeemable Preferred Shares (Details) [Line Items]
Convertible redeemable preferred shares								7,352,952	7,352,952
Cash consideration								$ 3,160,565	¥ 20,000,000
Series A Convertible Redeemable Preferred Shares [Member] | Certain Series B Investors [Member]
Convertible Redeemable Preferred Shares (Details) [Line Items]
Shares purchased											2,147,316
Shares redesignated											2,147,316
Series A-1 Convertible Redeemable Preferred Shares [Member]
Convertible Redeemable Preferred Shares (Details) [Line Items]
Convertible redeemable preferred shares, issued					5,202,768	5,202,768		6,127,671	6,127,671
Convertible redeemable preferred shares, outstanding					5,202,768	5,202,768
Cash consideration								$ 6,234,220	¥ 40,000,000
Series A-1 Convertible Redeemable Preferred Shares [Member] | Series A One Investor [Member]
Convertible Redeemable Preferred Shares (Details) [Line Items]
Shares redesignated											1,024,615
Series A-1 Convertible Redeemable Preferred Shares [Member] | One Series B Plus Investor [Member]
Convertible Redeemable Preferred Shares (Details) [Line Items]
Shares purchased										678,093
Shares redesignated										678,093
Series A-1 Convertible Redeemable Preferred Shares [Member] | One Series B Investor [Member]
Convertible Redeemable Preferred Shares (Details) [Line Items]
Shares purchased										762,855
Series A-1 Convertible Redeemable Preferred Shares [Member] | Series A Two Investors [Member]
Convertible Redeemable Preferred Shares (Details) [Line Items]
Shares purchased										508,570
Series A-2 Convertible Redeemable Preferred Shares [Member]
Convertible Redeemable Preferred Shares (Details) [Line Items]
Convertible redeemable preferred shares, issued					3,540,046	3,540,046		3,031,476	3,031,476
Convertible redeemable preferred shares, outstanding					3,540,046	3,540,046
Cash consideration								$ 2,990,878	¥ 20,000,000
Series A-2 Convertible Redeemable Preferred Shares [Member] | Series A Two Investors [Member]
Convertible Redeemable Preferred Shares (Details) [Line Items]
Shares redesignated										508,570
Series A-3 Convertible Redeemable Preferred Shares [Member]
Convertible Redeemable Preferred Shares (Details) [Line Items]
Convertible redeemable preferred shares, issued					3,789,358	3,789,358		3,789,358	3,789,358
Convertible redeemable preferred shares, outstanding					3,789,358	3,789,358
Cash consideration								$ 3,610,056	¥ 25,000,000
Series B Convertible Redeemable Preferred Shares [Member]
Convertible Redeemable Preferred Shares (Details) [Line Items]
Convertible redeemable preferred shares, issued			8,137,098	8,137,098	11,047,269	11,047,269
Convertible redeemable preferred shares, outstanding					11,047,269	11,047,269
Series B Convertible Redeemable Preferred Shares [Member] | One Series B Investor [Member]
Convertible Redeemable Preferred Shares (Details) [Line Items]
Shares redesignated										762,855
Series B+ convertible redeemable preferred shares [Member]
Convertible Redeemable Preferred Shares (Details) [Line Items]
Convertible redeemable preferred shares, issued					5,424,746	5,424,746
Convertible redeemable preferred shares, outstanding					5,424,746	5,424,746
Convertible redeemable preferred shares			4,746,653	4,746,653
Cash consideration			$ 28,028,845	¥ 190,000,000
Incurred issuance costs			$ 303,402	¥ 2,009,154
Series C Convertible Redeemable Preferred Shares [Member]
Convertible Redeemable Preferred Shares (Details) [Line Items]
Convertible redeemable preferred shares, issued	2,419,909	2,419,909			2,419,909
Convertible redeemable preferred shares, outstanding					2,419,909
Cash consideration	$ 11,807,305	¥ 75,000,000
Preferred Share [Member]
Convertible Redeemable Preferred Shares (Details) [Line Items]
Percentage of redemption price per Preferred Share					100.00%
Interest rate per annum					8.00%
Series B and Series B Plus Convertible Redeemable Preferred Shares [Member]
Convertible Redeemable Preferred Shares (Details) [Line Items]
Interest rate per annum					8.00%
Initial interest rate per annum					12.00%
Temporary Equity, Percent of Change in Fair Value from Modification of Interest Rate					8.00%